Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Warrants Disclosure [Abstract]
Warrants Disclosure [Text Block]
NOTE 8.  Warrants

A summary of outstanding common stock warrants as of September 30, 2013, is as follows:

	Securities Into Which	Total Warrants	Warrants Recorded	Exercise	Expiration
	Warrants are Convertible	Outstanding	as Liabilities	Price	Date

.	Common stock	6,128,379	6,128,379	$2.60	August and September 2018
	Common stock	717,905	717,905	$4.04	June and August 2014
	Common stock	552,186	552,186	$4.22	December 2014 and January 2015
	Common stock	7,740	—	$77.52	June and August 2014
	Common stock	1,022	—	$83.49	December 2014 and January 2015
	Common stock	960	—	$145.90	December 2015
	Common stock	2,047	—	$149.09	July 2015
	Common stock	30,192	—	$154.05	July 2015
	Common stock	2,012	—	$298.17	December 2014 and November 2015

	Subtotal	7,442,443	7,398,470

	Series C CPS	10,845	—	$230.52	March 2014

	Total	7,453,288	7,398,470

In addition, there are 25.88 unit warrants outstanding which expire in August and September 2018, recorded as liabilities, each entitling the holder to purchase, for $50,000, 25,000 shares of common stock and 12,500 warrants to purchase one share of common stock at an exercise price of $2.60, expiring in August and September 2018 (see Note 1).

The warrants expiring in August and September 2018 comprise 2,369,000 warrants issued in the 2013 Exchange and 3,417,129 and 342,250 issued in the initial and final closing, respectively, of the 2013 Private Placement (see Note 1).

The 2,369,000 warrants issued in the 2013 Exchange were to directly compensate holders of warrants issued in May 2011. Those warrants included the right to receive consideration for the unexercised portion of the warrant, based on a Black-Scholes model set forth in the warrants, in the event of certain substantial changes in ownership or trading status of the Company. Such a change in ownership occurred on August 27, 2013. The Company recorded a one-time expense of $2,553,318 representing the excess of the fair value of the new warrants over those they replaced. The total fair value of the 2,369,000 new warrants was estimated to be $2,637,387 utilizing a Black-Scholes model, the exercise price of $2.60, a stock price of $2.00 and assumptions including estimated volatility of 84.26%, risk-free interest rate of 1.16%, a zero dividend rate and expected remaining term of 4.00 years. The total fair value of the 565,180 warrants exchanged was estimated to be $84,069 utilizing a Black-Scholes model, the exercise price of $61.62, a stock price of $2.00 and assumptions including estimated volatility of 119.54%, risk-free interest rate of 0.46%, a zero dividend rate and expected remaining term of 2.20 years.

The warrants expiring in June and August 2014 were originally issued in June and August 2009 with an exercise price of $198.78 and entitled the holders thereof to purchase an aggregate of 17,609 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of May 27, 2011, had an exercise price of $77.52 and entitled the holders thereof to purchase an aggregate of 45,152 shares. In connection with the May 2011 Private Placement, members of management with warrants to purchase a total of 7,740 shares (after giving effect to prior anti-dilution adjustments) waived their right to further anti-dilution adjustments. As a result of anti-dilution adjustments with respect to the remaining 37,412 warrants pursuant to their terms, such warrants, as of September 30, 2013, had an exercise price of $4.04 and entitled the holders thereof to purchase an aggregate of 717,905 shares.

The warrants expiring in December 2014 and January 2015 were originally issued in December 2009 and January 2010 with an exercise price of $248.48 and entitled the holders thereof to purchase an aggregate of 9,722 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of May 27, 2011, had an exercise price of $83.49 and entitled the holders thereof to purchase an aggregate of 28,934 shares. In connection with the May 2011 Private Placement, members of management with warrants to purchase a total of 1,022 shares (after giving effect to prior anti-dilution adjustments) waived their right to further anti-dilution adjustments. As a result of anti-dilution adjustments with respect to the remaining 27,912 warrants pursuant to their terms, such warrants, as of September 30, 2013, had an exercise price of $4.22 and entitled the holders thereof to purchase an aggregate of 552,186 shares.

The Series C SSA (see Note 5) grants the holders of the Series C CPS the right to subscribe for a further 1,077,911 CPS at a price of $2.3193, with each 99.39 Series C CPS convertible into one share of the Company’s common stock. Since these Series C CPS would convert into common stock of the Company within one year of the subscription date, this right is, for accounting purposes, equivalent to a warrant to purchase the Company’s common stock.

The Company records warrants and unit warrants with certain anti-dilution protection or cash settlement provisions as liabilities, with the estimated fair value being calculated at each reporting date using a Monte Carlo Simulation approach, with key input variables provided by management, with changes in fair value recorded as gains or losses on revaluation in non-operating income (expense).

The aggregate fair value of such warrants at September 30, 2013 and 2012, was estimated to be $8,299,415 and $433,829, respectively, using a closing stock price of $1.96 and $7.95, respectively, and based on the following assumptions:

	September 30, 2013		September 30, 2012

Risk-free interest rate	0.07% - 1.01%	0	0.15% - 0.22%
Expected remaining term	0.71 - 4.00 Years		0.64 - 1.79 Years
Expected volatility	85.06% - 112.18%		106.78% - 122.48%
Dividend yield	0%		0%

The aggregate fair value of such warrants at December 31, 2012 and 2011, was estimated to be $102,695 and $655,219, respectively, and the aggregate fair value of warrants and unit warrants issued during the three months ended September 30, 2013, was estimated to be $7,962,081 on their issuance dates. During the nine months ended September 30, 2013, the increase in the fair value of the warrant derivative liability not arising from new issuances of $234,639 was recorded as a revaluation loss and during the nine months ended September 30, 2012, a decrease in the fair value of the warrant derivative liability of $221,390 was recorded as a revaluation gain (see Note 9).

NOTE 9.  Warrants

The Company has incurred liabilities for the estimated fair value of derivative warrant instruments. The estimated fair value of the derivative warrant instruments has been calculated using a Monte Carlo Simulation approach, with key input variables provided by management, as of each issuance date, with the valuation offset against additional paid in capital, and at each reporting date, with changes in fair value recorded as gains or losses on revaluation in non-operating income (expense).

Fair values at December 31, 2012 and 2011, were estimated to be $102,695 (with the fair value per warrant share ranging from $0.0000006 to $0.02) and $655,219 (with the fair value per warrant share ranging from $0.02 to $0.10), respectively, using a closing stock price of $0.03 and $0.16, respectively, and based on the following assumptions:

	December 31, 2012		December 31, 2011

Risk-free interest rate	0.08% - 0.21%	0	0.16% - 0.32%
Expected remaining term	0.38 - 1.58 Years		1.25 - 2.39 Years
Expected volatility	117.58% - 131.42%		80.66% - 85.13%
Dividend yield	0%		0%

During the year ended December 31, 2012, the decrease in the fair value of the warrant derivative liability of $552,524 was recorded as a revaluation gain. In connection with the fundraising in May 27, 2011, members of management, with warrants to purchase a total of 1,051,074 shares with an estimated fair value of $315,803 following anti-dilution adjustments as of that date, waived their right to any future anti-dilution adjustments, so this estimated fair value was transferred to stockholders’ equity. During the year ended December 31, 2011, the remainder of the decrease in the fair value of the warrant derivative liability of $1,269,940 was recorded as a revaluation gain (see Note 10).

A summary of outstanding common stock warrants as of December 31, 2012 is as follows:

	Securities Into Which	Warrants	Warrants Subject	Exercise	Expiration
	Warrants are Convertible	Outstanding	to Anti-Dilution	Price	Date

.	Common stock	56,173,248	—	$0.6200	May 2016
	Common stock	4,487,656	3,718,425	$0.7800	June and August 2014
	Common stock	2,875,736	2,774,050	$0.8400	December 2014 and January 2015
	Common stock	2,265,071	2,084,914	$0.8400	May 2013
	Common stock	95,368	—	$1.4680	December 2015
	Common stock	203,500	—	$1.5000	July 2015
	Common stock	3,000,830	—	$1.5500	July 2015
	Common stock	200,000	—	$3.0000	December 2014 and November 2015

	Subtotal	69,301,409	8,577,389

	Series C CPS	1,077,911	—	$2.3193	March 2014

	Total	70,379,320	8,577,389

The warrants expiring in May 2016 were issued in conjunction with the May 2011 Private Placement (see Note 1), and were valued at the time of issuance utilizing the Black-Scholes valuation model, using an exercise price of $0.62, a closing stock price of $0.68 and assuming an estimated volatility of 89.58%, a risk free interest rate of 1.03%, a zero dividend rate and an expected term of 3.5 years. These warrants include the right to receive consideration for the unexercised portion of the warrant, based on a Black-Scholes model set forth in the warrants, in the event of certain substantial changes in ownership or trading status of the Company. This contingent embedded derivative will be accounted for only if such an event should occur.

The warrants expiring in December 2014 and January 2015 were originally issued in December 2009 and January 2010 with an exercise price of $2.50 and entitled the holders thereof to purchase an aggregate of 966,247 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of December 31, 2012, had an exercise price of $0.84 and entitled the holders thereof to purchase an aggregate of 2,875,736 shares. In connection with the May 2011 Private Placement, members of management with warrants to purchase a total of 101,686 shares (after giving effect to prior anti-dilution adjustments) waived their right to further anti-dilution adjustments.

The warrants expiring in June and August 2014 were originally issued in June and August 2009 with an exercise price of $2.00 and entitled the holders thereof to purchase an aggregate of 1,750,185 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of December 31, 2012, had an exercise price of $0.78 and entitled the holders thereof to purchase an aggregate of 4,487,656 shares. In connection with the May 2011 Private Placement, members of management with warrants to purchase a total of 769,231 shares (after giving effect to prior anti-dilution adjustments) waived their right to further anti-dilution adjustments.

The warrants expiring in May 2013 were originally issued in May 2008 with an exercise price of $3.00 and entitled the holders thereof to purchase an aggregate of 634,220 shares. As a result of anti-dilution adjustments with respect to such warrants pursuant to their terms, such warrants, as of December 31, 2012, had an exercise price of $0.84 and entitled the holders thereof to purchase an aggregate of 2,265,071 shares. In connection with the May 2011 Private Placement, members of management with warrants to purchase a total of 180,157 shares (after giving effect to prior anti-dilution adjustments) waived their right to further anti-dilution adjustments.

The 95,368 warrants expiring in December 2015 were issued in December 2010 in conjunction with obtaining a term loan (see Note 5).

The Series C SSA (see Note 6) grants the holders of the Series C CPS the right to subscribe for a further 1,077,911 CPS at a price of $2.3193. Since these Series C CPS would convert into common stock of the Company within one year of the subscription date, this right is, for accounting purposes, equivalent to a warrant to purchase the Company’s common stock.